Voya Solution Moderately Conservative Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 7.7%
9,796	iShares 20+ Year Treasury Bond ETF	$1,003,600	2.9
3,981	iShares Russell 2000 ETF	656,547	1.9
6,543	Schwab U.S. TIPS ETF	338,927	1.0
12,182	Vanguard Russell 1000 Growth ETF	660,386	1.9

	Total Exchange-Traded Funds
	(Cost $3,290,503)	2,659,460	7.7

MUTUAL FUNDS: 92.2%
	Affiliated Investment Companies: 92.2%
197,389	Voya Global Bond Fund - Class R6	1,389,622	4.0
275,056	Voya High Yield Bond Fund - Class R6	1,790,614	5.2
792,013	Voya Intermediate Bond Fund - Class R6	6,716,269	19.3
88,797	Voya MidCap Opportunities Portfolio - Class R6	348,974	1.0
83,582	Voya Multi-Manager Emerging Markets Equity Fund - Class I	672,838	1.9
20,845	Voya Multi-Manager International Equity Fund - Class I	160,507	0.5
113,033	Voya Multi-Manager International Factors Fund - Class I	816,098	2.3
39,855	Voya Multi-Manager Mid Cap Value Fund - Class I	337,173	1.0
503,719	Voya Short Term Bond Fund - Class R6	4,634,218	13.3
55,888	(1) Voya Small Company Fund - Class R6	640,481	1.8
169,569	Voya U.S. High Dividend Low Volatility Fund - Class R6	1,714,338	4.9
233,961	Voya U.S. Stock Index Portfolio - Class I	3,483,675	10.0
454,859	VY® BrandywineGLOBAL - Bond Portfolio - Class I	4,230,186	12.2
36,779	VY® Invesco Comstock Portfolio - Class I	681,890	2.0
143,618	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	3,435,336	9.9
16,552	VY® T. Rowe Price Growth Equity Portfolio - Class I	993,922	2.9

	Total Mutual Funds
	(Cost $39,103,216)	32,046,141	92.2

	Total Investments in Securities (Cost $42,393,719)	$34,705,601	99.9
	Assets in Excess of Other Liabilities	41,698	0.1
	Net Assets	$34,747,299	100.0

(1)	Non-income producing security.

Voya Solution Moderately Conservative Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$2,659,460	$–	$–	$2,659,460
Mutual Funds	32,046,141	–	–	32,046,141
Total Investments, at fair value	$34,705,601	$–	$–	$34,705,601

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Global Bond Fund - Class R6	$1,689,876	$310,280	$(223,921)	$(386,613)	$1,389,622	$47,173	$(25,932)	$-
Voya High Yield Bond Fund - Class R6	5,601,768	459,035	(3,543,142)	(727,047)	1,790,614	92,305	216,935	-
Voya Intermediate Bond Fund - Class R6	6,396,432	4,297,384	(2,830,547)	(1,147,000)	6,716,269	157,339	(269,341)	37
Voya MidCap Opportunities Portfolio - Class R6	609,791	414,147	(429,939)	(245,025)	348,974	-	(184,070)	250,677
Voya Multi-Manager Emerging Markets Equity Fund - Class I	819,395	247,054	(164,024)	(229,587)	672,838	-	(60,267)	-
Voya Multi-Manager International Equity Fund - Class I	1,046,808	218,755	(1,091,675)	(13,381)	160,507	-	(251,487)	-
Voya Multi-Manager International Factors Fund - Class I	1,920,473	300,854	(1,038,388)	(366,841)	816,098	-	(43,388)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	663,281	84,563	(310,937)	(99,734)	337,173	-	(8,287)	-
Voya Short Term Bond Fund - Class R6	2,125,722	3,813,366	(1,104,104)	(200,766)	4,634,218	49,570	(43,947)	-
Voya Small Company Fund - Class R6	-	785,314	(13,344)	(131,489)	640,481	-	(672)	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	1,333,437	1,107,346	(416,058)	(310,387)	1,714,338	16,020	15,252	-
Voya U.S. Stock Index Portfolio - Class I	4,422,535	2,540,570	(2,042,680)	(1,436,750)	3,483,675	1,797	114,324	313,726
VY® BrandywineGLOBAL - Bond Portfolio - Class I	4,672,981	1,657,707	(1,201,709)	(898,793)	4,230,186	43,959	46,201	221,127
VY® Invesco Comstock Portfolio - Class I	-	898,296	(103,204)	(113,202)	681,890	653	(2,323)	1,887
VY® JPMorgan Small Cap Core Equity Portfolio - Class R6	849,777	301,491	(1,154,357)	3,089	-	47	(253,843)	135,877
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	4,318,527	1,011,920	(656,159)	(1,238,952)	3,435,336	2,941	83,111	464,657
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,691,503	841,999	(676,758)	(862,822)	993,922	-	31,574	197,578
	$38,162,306	$19,290,081	$(17,000,946)	$(8,405,300)	$32,046,141	$411,804	$(636,160)	$1,585,566

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $42,699,327.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$–
Gross Unrealized Depreciation	(7,993,726)

Net Unrealized Depreciation	$(7,993,726)